Document and Entity Information	0 Months Ended
Jul. 26, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 26, 2012
Registrant Name	NORTHERN LIGHTS FUND TRUST III
Central Index Key	0001537140
Amendment Flag	false
Document Creation Date	Jul. 26, 2012
Document Effective Date	Jul. 26, 2012
Prospectus Date	Jul. 26, 2012